Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 68,707	$ 157,838	$ 118,510	$ 228,067
Fixed deposits maturing over three months	201,565	49,824
Prepaid expenses and other receivables	5,908	21,143
Total current assets	429,298	550,030
Property, plant and equipment, net	49,076	64,226
Total assets	494,419	636,044
Current liabilities:
Accrued expenses and other payables	28,860	33,428
Dividend payable	3,622	26,882
Total liabilities	131,029	273,252
Shareholders' equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 44,803,735 and 45,272,735 shares as at December 31, 2012 and 2013)	453	448
Retained earnings	71,214	74,750
Accumulated other comprehensive loss	(8)	(8)
Total shareholders' equity	363,390	362,792	322,206	334,134
Total liabilities and shareholders' equity	494,419	636,044
Parent Company
Current assets:
Cash and cash equivalents	40,535	68,568	66,218	88,333
Fixed deposits maturing over three months	64,975	49,182
Prepaid expenses and other receivables	2,829	276
Amounts due from subsidiaries	33,392	29,566
Total current assets	141,731	147,592
Property, plant and equipment, net	3,967	4,221
Loan to a subsidiary-non current	93,108	93,108
Investments in subsidiaries	128,715	146,191
Total assets	367,521	391,112
Current liabilities:
Accrued expenses and other payables	509	1,438
Dividend payable	3,622	26,882
Total liabilities	4,131	28,320
Shareholders' equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 44,803,735 and 45,272,735 shares as at December 31, 2012 and 2013)	453	448
Additional paid-in capital	291,731	287,602
Retained earnings	71,214	74,750
Accumulated other comprehensive loss	(8)	(8)
Total shareholders' equity	363,390	362,792	322,206	334,134
Total liabilities and shareholders' equity	$ 367,521	$ 391,112